LEASES - Lease arrangements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease arrangements
Finance lease liabilities	¥ 6,602,624	¥ 6,814,090
Operating lease liabilities	1,793,735	¥ 2,029,299
Sale and leaseback transaction, Consideration	886,312
Data center buildings and land leases
Lease arrangements
Finance lease liabilities	460,810
Operating lease liabilities	¥ 149,879